Long-Term Debt Long-Term Debt sale-leaseback (Details) $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2019 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 vessel
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $				$ 63,720	$ 0
Number Of Vessels | vessel				2		8
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member]
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $	$ 63,700
Number Of Vessels | vessel	2			2
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member]
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $			$ 156,600
Number Of Vessels | vessel			6	6
Finance Lease Obligations [Member] | November 2018 Sale-leaseback Transaction [Member]
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8) | $		$ 84,700
Number Of Vessels | vessel		4		4